Shareholders' equity - Components of Regulatory Capital Ratio (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	$ 18,540	$ 17,567
Other Tier 1 capital:	21,996	21,044
Average assets for Tier 1 leverage ratio	334,869	319,007
Total leverage exposure for SLR purposes	362,452	347,943
Common stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	37,941	37,096
Goodwill and intangible assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(18,725)	(18,806)
Net pension fund assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(272)	(320)
Equity method investments
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(311)	(361)
Deferred tax assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(46)	(42)
Other
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(47)	0
Other Tier 1 capital:	(86)	(65)
Tier 2 capital:	(11)	(10)
Preferred stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Other Tier 1 capital:	3,542	3,542
Subordinated debt
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,248	1,250
Allowance for credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	216	252
Standardized Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,453	1,492
Total capital:	23,449	22,536
Risk-weighted assets:	148,695	149,618
Excess of expected credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	0	65
Advanced Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,237	1,305
Total capital:	23,233	22,349
Risk-weighted assets:	160,898	164,671
Advanced Approach | Credit Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	95,490	92,917
Advanced Approach | Market Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	4,020	3,454
Advanced Approach | Operational Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	$ 61,388	$ 68,300